SHARE-BASED PAYMENTS - Options and RSUs with service conditions and market conditions (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 21, 2016 ₪ / shares	Dec. 31, 2020 USD ($) EquityInstruments Options D ₪ / shares $ / shares	Mar. 14, 2018 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lowest share price per share under merger and acceleration event | (per share)	₪ 2.13	$ 0.66
Percentage of issued and outstanding share capital under merger		10.00%
Weighted average fair value at measurement date, share options granted		$ 475
Consecutive trading days to calculate target price | D		90
Average 90-day price on the vesting date | ₪ / shares		$ 2.342
Number of performance options forfeited | Options		1,979,115
Number of performance RSUs forfeited | EquityInstruments		345,677
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)		$ 0.53	₪ 1.70
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)		$ 0.66	₪ 2.13
New share-based plan for options and RSUs for grantees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted		$ 239
New share-based plan for options and RSUs for grantees | 50% of RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting	50.00%
First Trigger Price | (per share)	₪ 2.13	$ 0.66
New share-based plan for options and RSUs for grantees | 100% RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting	100.00%
First Trigger Price | (per share)	₪ 4.24	$ 1.32